CONSOLIDATED STATEMENT OF EQUITY - USD ($) $ in Thousands		Ideanomics Shareholders' equity At-The-Market Offering	Ideanomics Shareholders' equity Private placement	Ideanomics Shareholders' equity Grapevine Logic, Inc. ("Grapevine")	Ideanomics Shareholders' equity Warrants	Ideanomics Shareholders' equity	Common Stock At-The-Market Offering	Common Stock Private placement	Common Stock Warrants	Common Stock	Additional Paid-in Capital At-The-Market Offering	Additional Paid-in Capital Private placement	Additional Paid-in Capital Warrants	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest Grapevine Logic, Inc. ("Grapevine")	[1]	Non-controlling Interest		At-The-Market Offering	Private placement	Grapevine Logic, Inc. ("Grapevine")	Warrants	Total
Beginning balance (in shares) at Dec. 31, 2018										102,766,006
Beginning balance at Dec. 31, 2018						$ 44,243				$ 103				$ 195,780	$ (149,975)	$ (1,665)			$ (1,031)	[1]					$ 43,212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation						9,113								9,113											9,113
Common stock issued under employee stock incentive plan (in shares)										129,840
Common stock issuance for convertible notes (in shares)										8,186,890
Common stock issuance for convertible notes						23,005				$ 8				22,997											23,005
Investments from noncontroller shareholders						1,960								1,374		586			446	[1]					2,406
Non-controlling shareholder contribution (in shares)										575,431
Non-controlling shareholder contribution										$ 1				(1)					321	[1]					$ 321
Common stock issuance for acquisitions, investments, and assets (in shares)										37,966,908															7,400,000
Common stock issuance for acquisitions, investments, and assets				$ 415		53,221				$ 38				53,183			$ (8)		24,598	[1]			$ 407		$ 77,819
Common stock issued to settle debt (in shares)										67,878
Common stock issued to settle debt						110								110											110
Net loss	[2]					(98,508)									(98,508)				852	[1]					(97,656)
Foreign currency translation adjustments, net of nil tax																415									407
Ending balance (in shares) at Dec. 31, 2019										149,692,953
Ending balance at Dec. 31, 2019						33,559				$ 150				282,556	(248,483)	(664)			25,178	[1]					58,737
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation						11,972								11,972											11,972
Common stock issuance for professional fees (in shares)										1,804,033
Common stock issuance for professional fees						1,642				$ 2				1,640											1,642
Common stock issued under employee stock incentive plan (in shares)										2,634,666
Common stock issued under employee stock incentive plan						1,726				$ 3				1,723											1,726
Common stock issuance for convertible notes (in shares)									8,995,906	40,662,420
Common stock issuance for convertible notes					$ 7,215	45,666			$ 9	$ 40			$ 7,206	45,626										$ 7,215	45,666
Non-controlling shareholder contribution																			100	[1]					100
Common stock issuance for acquisitions, investments, and assets (in shares)										13,056,055
Common stock issuance for acquisitions, investments, and assets						8,192				$ 13				8,179											8,192
Common stock issuance (in shares)										123,437,386
Common stock issuance						182,778				$ 123				182,655					(280)	[1]					182,498
Measurement period adjustment																			(11,584)	[1]					(11,584)
Common stock issued to settle debt (in shares)										4,577,876
Common stock issued to settle debt						2,314				$ 5				2,309											2,314
Extinguishment of convertible note						(12,000)								(12,000)											(12,000)
Net loss	[2]					(101,264)									(101,264)				(10,938)	[1]					(112,202)
Foreign currency translation adjustments, net of nil tax						1,895										1,895			1,263	[1]					3,158
Ending balance (in shares) at Dec. 31, 2020										344,861,295
Ending balance at Dec. 31, 2020						183,695				$ 345				531,866	(349,747)	1,231			3,739	[1],[3]					187,434
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation						2,040								2,040											2,040
Contingent shares						7,658								7,658											7,658
Common stock issuance for professional fees (in shares)										440,909
Common stock issuance for professional fees						1,162								1,162											1,162
Common stock issued under employee stock incentive plan (in shares)										475,000
Common stock issued under employee stock incentive plan						251								251											251
Common stock issuance for convertible notes (in shares)										45,895,763
Common stock issuance for convertible notes						140,126				$ 46				140,080											140,126
Common stock issuance for acquisitions, investments, and assets (in shares)										10,181,299
Common stock issuance for acquisitions, investments, and assets						32,377				$ 10				32,367											32,377
Common stock issuance (in shares)										17,615,534
Common stock issuance						53,407				$ 18				53,389											53,407
Net loss						(6,483)									(6,483)				(236)	[3]					(6,719)
Foreign currency translation adjustments, net of nil tax						(380)										(380)			(313)	[3]					(693)
Ending balance (in shares) at Mar. 31, 2021										419,469,800
Ending balance at Mar. 31, 2021						413,853				$ 419				768,813	(356,230)	851			3,190	[3]					417,043
Beginning balance (in shares) at Dec. 31, 2020										344,861,295
Beginning balance at Dec. 31, 2020						183,695				$ 345				531,866	(349,747)	1,231			3,739	[1],[3]					187,434
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuance (in shares)								10,000,000.0
Common stock issuance								$ 27,300
Ending balance (in shares) at Jun. 30, 2021										466,354,487
Ending balance at Jun. 30, 2021						540,282				$ 466				901,943	(362,925)	798			2,916	[3]					543,198
Beginning balance (in shares) at Dec. 31, 2020										344,861,295
Beginning balance at Dec. 31, 2020						183,695				$ 345				531,866	(349,747)	1,231			3,739	[1],[3]					187,434
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustments, net of nil tax																									(1,683)
Ending balance (in shares) at Sep. 30, 2021										481,901,523
Ending balance at Sep. 30, 2021						525,199				$ 483				939,516	(414,736)	(64)			2,528	[3]					527,727
Beginning balance (in shares) at Dec. 31, 2020										344,861,295
Beginning balance at Dec. 31, 2020						183,695				$ 345				531,866	(349,747)	1,231			3,739	[1],[3]					187,434
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation						21,982								21,982											21,982
Contingent shares						1,520								1,520											1,520
Common stock issuance for professional fees (in shares)										962,689
Common stock issuance for professional fees						2,318								2,318											2,318
Common stock issued under employee stock incentive plan (in shares)										10,559,084
Common stock issued under employee stock incentive plan						8,290				$ 11				8,279											8,290
Common stock issuance for convertible notes (in shares)										55,278,885
Common stock issuance for convertible notes						157,766				$ 55				157,711											157,766
Non-controlling shareholder contribution																			157	[1]					$ 157
Common stock issuance for acquisitions, investments, and assets (in shares)										18,926,413															11,300,000
Common stock issuance for acquisitions, investments, and assets						59,808				$ 19				59,789											$ 59,808
Common stock issuance (in shares)							68,293,722	10,000,000.0
Common stock issuance		$ 188,546					$ 69	$ 27,300			$ 188,477										$ 188,546
Tax withholding paid for net share settlement of equity awards (in shares)										(1,609,563)
Tax withholding paid for net share settlement of equity awards						(3,878)				$ (2)				(3,876)											(3,878)
Net loss						(256,011)									(256,011)				(1,179)	[1]					(257,190)
Foreign currency translation adjustments, net of nil tax						(1,009)										(1,009)			(376)	[1]					(1,385)
Ending balance (in shares) at Dec. 31, 2021										497,272,525
Ending balance at Dec. 31, 2021						363,027				$ 497				968,066	(605,758)	222			2,341	[1],[3]					365,368
Beginning balance (in shares) at Mar. 31, 2021										419,469,800
Beginning balance at Mar. 31, 2021						413,853				$ 419				768,813	(356,230)	851			3,190	[3]					417,043
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation						2,007								2,007											2,007
Common stock issuance for professional fees (in shares)										260,000
Common stock issuance for professional fees						656								656											656
Common stock issued under employee stock incentive plan (in shares)										4,590,000
Common stock issued under employee stock incentive plan						7,740				$ 5				7,735											7,740
Common stock issuance for acquisitions, investments, and assets (in shares)										6,733,497
Common stock issuance for acquisitions, investments, and assets						21,127				$ 7				21,120											21,127
Common stock issuance (in shares)							25,301,190	10,000,000
Common stock issuance		74,347	$ 27,300				$ 25	$ 10			74,322	$ 27,290									74,347	$ 27,300
Net loss	[3]					(6,695)									(6,695)				(267)						(6,962)
Foreign currency translation adjustments, net of nil tax						(33)										(33)			(7)	[3]					(40)
Ending balance (in shares) at Jun. 30, 2021										466,354,487
Ending balance at Jun. 30, 2021						540,282				$ 466				901,943	(362,925)	798			2,916	[3]					543,198
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation						15,187								15,187											15,187
Contingent shares						(6,138)								(6,138)											(6,138)
Common stock issued under employee stock incentive plan (in shares)										4,051,021
Common stock issued under employee stock incentive plan						299				$ 6				293											299
Common stock issuance for acquisitions, investments, and assets (in shares)										2,011,617
Common stock issuance for acquisitions, investments, and assets						6,304				$ 2				6,302											6,304
Common stock issuance (in shares)							7,495,997
Common stock issuance		$ 17,744					$ 7				$ 17,737										$ 17,744
Net loss						(51,811)									(51,811)				(303)	[3]					(52,114)
Foreign currency translation adjustments, net of nil tax						(866)										(866)			(85)	[3]					(951)
Ending balance (in shares) at Sep. 30, 2021										481,901,523
Ending balance at Sep. 30, 2021						525,199				$ 483				939,516	(414,736)	(64)			2,528	[3]					527,727
Beginning balance (in shares) at Dec. 31, 2021										497,272,525
Beginning balance at Dec. 31, 2021						363,027				$ 497				968,066	(605,758)	222			2,341	[1],[3]					365,368
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation						2,355								2,355											2,355
Common stock issuance for professional fees (in shares)										350,000
Common stock issuance for professional fees						435				$ 1				434											435
Common stock issued under employee stock incentive plan (in shares)										125,000
Common stock issued under employee stock incentive plan						66								66											66
Non-controlling shareholder contribution																			24,778	[3]					24,778
Tax withholding paid for net share settlement of equity awards						(83)								(83)											(83)
Net loss						(28,512)									(28,512)				(580)	[3]					(29,092)
Foreign currency translation adjustments, net of nil tax						925										925			284	[3]					1,209
Ending balance (in shares) at Mar. 31, 2022										497,747,525
Ending balance at Mar. 31, 2022						338,213				$ 498				970,838	(634,270)	1,147			26,587	[3]					364,800
Beginning balance (in shares) at Dec. 31, 2021										497,272,525
Beginning balance at Dec. 31, 2021						363,027				$ 497				968,066	(605,758)	222			2,341	[1],[3]					$ 365,368
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuance for professional fees (in shares)																									1,100,000
Common stock issuance for acquisitions, investments, and assets (in shares)																									0
Foreign currency translation adjustments, net of nil tax																									$ (15,930)
Ending balance (in shares) at Sep. 30, 2022										517,134,223
Ending balance at Sep. 30, 2022						262,775				$ 517				980,232	(709,451)	(13,162)			19,861	[3]					282,636
Beginning balance (in shares) at Mar. 31, 2022										497,747,525
Beginning balance at Mar. 31, 2022						338,213				$ 498				970,838	(634,270)	1,147			26,587	[3]					364,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation						2,863								2,863											2,863
Non-controlling shareholder contribution																			49	[3]					49
Net loss						(37,767)									(37,767)				(1,506)	[3]					(39,273)
Foreign currency translation adjustments, net of nil tax						(6,838)										(6,838)			(2,174)	[3]					(9,012)
Ending balance (in shares) at Jun. 30, 2022										497,747,525
Ending balance at Jun. 30, 2022						296,471				$ 498				973,701	(672,037)	(5,691)			22,956	[3]					319,427
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation						2,234								2,234											2,234
Common stock issuance for professional fees (in shares)										1,059,006
Common stock issuance for professional fees						690				$ 1				689											690
Common stock issuance for convertible notes (in shares)										23,455,257
Common stock issuance for convertible notes						7,523				$ 23				7,500											7,523
Investments from noncontroller shareholders																			264	[3]					264
Common stock issuance for acquisitions, investments, and assets						1				$ 7				4,633											1
Common stock issuance (in shares)										(6,627,565)
Net loss						(37,414)									(37,414)				(1,439)	[3]					(38,853)
Foreign currency translation adjustments, net of nil tax						(6,207)										(6,207)			(1,920)	[3]					(8,127)
Ending balance (in shares) at Sep. 30, 2022										517,134,223
Ending balance at Sep. 30, 2022						$ 262,775				$ 517				$ 980,232	$ (709,451)	$ (13,162)			$ 19,861	[3]					$ 282,636

[1]	Excludes accretion of dividend for redeemable non-controlling interest
[2]	Excludes deemed dividend related to warrant repricing
[3]	Excludes accretion of dividend for redeemable non-controlling interest.